UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Emerging Markets Fund

PIMCO EqS Pathfinder Fund™

Schedule of Investments

PIMCO EqS Emerging Markets Fund

March 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 67.4%
AUSTRALIA 1.9%
ENERGY 0.8%
Santos Ltd.	65,072	$1,046

MATERIALS 1.1%
Alumina Ltd.	427,230	1,089
White Energy Co. Ltd. (a)	142,610	458

		1,547

Total Australia		2,593

BERMUDA 0.7%
ENERGY 0.7%
Seadrill Ltd.	28,419	1,027

Total Bermuda		1,027

BRAZIL 2.0%
ENERGY 2.0%
Petroleo Brasileiro S.A.	78,837	2,802

Total Brazil		2,802

CANADA 0.5%
ENERGY 0.5%
Uranium One, Inc.	178,651	700

Total Canada		700

CHINA 11.8%
CONSUMER DISCRETIONARY 1.5%
Boshiwa International Holding Ltd. (a)	3,100,000	2,033

CONSUMER STAPLES 0.8%
Shenguan Holdings Group Ltd.	910,000	1,069

ENERGY 1.0%
Yanzhou Coal Mining Co. Ltd.	368,000	1,327

FINANCIALS 6.2%
Agricultural Bank of China Ltd.	5,188,000	2,932
China Construction Bank Corp.	4,524,000	4,235
Country Garden Holdings Co.	3,352,000	1,469

		8,636

INFORMATION TECHNOLOGY 1.5%
Camelot Information Systems, Inc. (a)	63,359	1,051
Perfect World Co. Ltd. (a)	50,385	1,067

		2,118

MATERIALS 0.8%
China Shanshui Cement Group Ltd.	1,243,000	1,161

Total China		16,344

COLOMBIA 1.0%
ENERGY 1.0%
Ecopetrol S.A.	32,503	1,354

Total Colombia		1,354

CZECH REPUBLIC 1.6%
UTILITIES 1.7%
CEZ A/S	45,500	2,327

Total Czech Republic		2,327

GERMANY 0.7%
MATERIALS 0.7%
HeidelbergCement AG	14,654	1,019

Total Germany		1,019

HONG KONG 7.9%
CONSUMER DISCRETIONARY 0.7%
China Overseas Grand Oceans Group Ltd. (a)	990,000	1,065

ENERGY 3.1%
CNOOC Ltd.	1,698,000	4,300

FINANCIALS 2.0%
AIA Group Ltd. (a)	901,000	2,774

INDUSTRIALS 1.6%
Shanghai Industrial Holdings Ltd.	573,000	2,195

INFORMATION TECHNOLOGY 0.5%
Lenova Group Ltd.	1,212,000	691

Total Hong Kong		11,025

INDONESIA 1.8%
CONSUMER STAPLES 0.8%
Gudang Garam Tbk PT	237,000	1,138

FINANCIALS 1.0%
Bank Mandiri Tbk PT	1,731,000	1,351

Total Indonesia		2,489

KAZAKHSTAN 1.5%
ENERGY 1.5%
KazMunaiGas Exploration Production	90,473	2,036

Total Kazakhstan		2,036

MALAYSIA 0.9%
MATERIALS 0.9%
Petronas Chemicals Group Bhd. (a)	500,900	1,197

Total Malaysia		1,197

PERU 1.0%
FINANCIALS 1.0%
Credicorp Ltd.	12,745	1,337

Total Peru		1,337

PHILIPPINES 1.4%
UTILITIES 1.4%
First Gen Corp. (a)	6,655,900	1,958

Total Philippines		1,958

POLAND 1.7%
FINANCIALS 1.7%
Powszechna Kasa
Oszczednosci Bank Polski S.A.	155,317	2,389

Total Poland		2,389

RUSSIA 9.6%
CONSUMER DISCRETIONARY 0.7%
PIK Group (a)	231,233	1,038

ENERGY 3.7%
Gazprom OAO	157,154	5,083

INDUSTRIALS 0.8%
Globaltrans Investment PLC	59,536	1,095

MATERIALS 3.6%
Magnitogorsk Iron & Steel Works	97,613	1,428
Mechel	38,592	1,188
Uralkali	55,776	2,313

		4,929

TELECOMMUNICATION SERVICES 0.8%
Sistema JSFC	40,163	1,169

Total Russia		13,314

SINGAPORE 0.8%
ENERGY 0.8%
Straits Asia Resources Ltd.	525,000	1,044

Total Singapore		1,044

SOUTH KOREA 9.2%
CONSUMER DISCRETIONARY 2.5%
GS Home Shopping, Inc.	9,032	1,124
LG Electronics, Inc.	24,818	2,373

		3,497

FINANCIALS 1.0%
Hana Financial Group, Inc.	33,490	1,446

INDUSTRIALS 1.7%
Samsung Techwin Co. Ltd.	31,836	2,314

INFORMATION TECHNOLOGY 2.7%
LG Display Co. Ltd.	76,610	2,401
NHN Corp. (a)	7,560	1,319

		3,720

MATERIALS 1.3%
LG Chem Ltd.	4,301	1,800

Total South Korea		12,777

SWITZERLAND 0.7%
MATERIALS 0.7%
Holcim Ltd.	13,664	1,027

Total Switzerland		1,027

TAIWAN 3.2%
INFORMATION TECHNOLOGY 3.2%
Chicony Electronics Co. Ltd.	331,000	593
Hon Hai Precision Industry Co. Ltd.	902,000	3,156
Pegatron Corp. (a)	623,000	707

Total Taiwan		4,456

THAILAND 1.8%
ENERGY 1.0%
PTT PCL	119,700		1,377

FINANCIALS 0.8%
Tisco Financial Group PCL	821,800		1,060

Total Thailand			2,437

TURKEY 0.8%
TELECOMMUNICATION SERVICES 0.8%
Turk Telekomunikasyon A/S	231,775		1,164

Total Turkey			1,164

UNITED KINGDOM 4.8%
CONSUMER STAPLES 1.5%
British American Tobacco PLC	52,171		2,092

ENERGY 1.0%
Afren PLC (a)	521,928		1,364

FINANCIALS 1.5%
HSBC Holdings PLC	198,000		2,057

MATERIALS 0.8%
Petropavlovsk PLC	75,118		1,203

Total United Kingdom			6,716

Total Common Stocks (Cost $92,977)			93,532

	UNITS
EQUITY-LINKED SECURITIES 5.0%
INDIA 5.0%
Merrill Lynch Intl & Co.
Bharat Electronics Ltd Exp. 03/22/2016	27,869		1,052
Bank of Baroda Exp. 01/07/2016	11,816		255
Housing Development & Infrastructure Exp. 12/01/2015	374,693		1,485
Infosys Technologies Ltd. Exp. 11/04/2015	32,316		2,349
Yes Bank Ltd. Exp. 09/14/2015	261,942		1,819

Total Equity-Linked Securities (Cost $6,918)			6,960

	SHARES
EXCHANGE-TRADED FUNDS 2.0%
ETFS Palladium Trust	36,887		2,805

Total Exchange-Traded Funds (Cost $2,752)			2,805

MUTUAL FUNDS 2.5%
BOCI-Prudential - W.I.S.E. Fund	717,800		3,488

Total Mutual Funds (Cost $3,481)			3,488

PREFERRED STOCKS 4.4%
SOUTH KOREA 4.4%
INFORMATION TECHNOLOGY 4.4%
Samsung Electronics Co. Ltd.
0.000% due 12/31/2049	10,757		6,124

Total Preferred Stocks (Cost $6,037)			6,124

	PRINCIPAL AMOUNT (000s	)
SHORT-TERM INSTRUMENTS 97.4%
REPURCHASE AGREEMENTS 38.4%
Banc of America Securities LLC
0.140% due 04/01/2011	$30,000		30,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $30,637. Repurchase proceeds are $30,000.) Barclays Capital, Inc. 0.130% due 04/01/2011	13,300		13,300
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $13,550. Repurchase proceeds are $13,300.)
Goldman Sachs & Co.
0.160% due 04/01/2011	10,000		10,000
(Dated 03/31/2011. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $10,297. Repurchase proceeds are $10,000.)

			53,300

U.S. TREASURY BILLS 58.4%
0.159% due 09/15/2011 (c)	81,035		80,977

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.6%
	89,844		900

Total Short-Term Instruments (Cost $135,177)			135,177

Total Investments 178.7% (Cost $247,342)			$248,086
Other Assets and Liabilities (Net) (78.7%)			(109,310)

Net Assets 100.0%			$138,776

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $235 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index June Futures	Long	06/2011	41	$(11)
S&P CNX NIFTY Index April Futures	Long	04/2011	72	0

				$(11)

(d)	Swap agreements outstanding on March 31, 2011:

Total Return Swaps on Securities

Pay/ Receive Total Return on Reference Index(2)	Reference Index	# of Shares or Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Banco do Brazil S.A.	138,700	0.744%	$2,456	03/30/2012	CITI	$48
Receive	Banco do Estado do Rio Grande do Sul S.A.	92,500	0.744%	1,109	03/30/2012	CITI	28
Receive	Brasil Insurance Participacoes e Administracao S.A.	900	0.744%	995	03/30/2012	CITI	(5)
Receive	BRF - Brasil Foods S.A.	79,000	0.744%	1,472	03/30/2012	CITI	16
Receive	Diagnosticos da America S.A.	91,800	0.744%	1,135	03/30/2012	CITI	43
Receive	PDG Realty S.A. Empreendimentos e Participacoes	223,200	0.744%	1,244	03/30/2012	CITI	5
Receive	Bashneft OAO	570	0.254%	31	03/22/2012	CSFB	2
Receive	Sberbank of Russia	836,888	0.254%	3,136	03/22/2012	CSFB	4
Receive	Banco do Brazil S.A.	3,100	0.750%	54	03/22/2012	MLP	2
Receive	Banco do Estado do Rio Grande do Sul S.A.	2,200	0.750%	24	03/22/2012	MLP	3
Receive	Diagnosticos da America S.A.	2,100	0.750%	25	03/22/2012	MLP	1
Receive	PDG Realty S.A. Empreendimentos e Participacoes	5,100	0.750%	29	03/22/2012	MLP	(1)
Receive	Barloworld Ltd.	99,284	0.254%	1,066	03/22/2012	MSC	22
Receive	MTN Group Ltd.	158,788	0.254%	3,263	03/22/2012	MSC	(53)
Receive	Sasol Ltd.	38,107	0.254%	2,164	03/22/2012	MSC	19
Receive	Woolworths Holdings Ltd.	286,704	0.254%	1,163	03/22/2012	MSC	14

							$148

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(2)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(e)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,467	04/2011	BNP	$7	$0	$7
Buy	CAD	688	04/2011	BCLY	0	0	0
Buy	CHF	949	04/2011	BNP	0	0	0
Buy	GBP	2,749	04/2011	BNP	0	(10)	(10)
Buy	HKD	202,806	04/2011	GSC	20	0	20
Buy	IDR	25,426,584	01/2012	CITI	8	0	8
Buy	INR	6,458	08/2011	CITI	2	0	2
Buy		210,011	08/2011	GSC	32	0	32
Buy	KRW	127,866	08/2011	CITI	3	0	3
Buy	MXN	1,303	07/2011	CITI	1	0	1
Buy		95,438	07/2011	HSBC	19	0	19
Buy	NOK	5,789	04/2011	BNP	9	0	9
Buy	SGD	1,325	04/2011	CITI	1	0	1
Buy	TRY	1,733	04/2011	CITI	0	0	0

					$102	$(10)	$92

(f)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Common Stocks
Australia
Energy	$0	$1,046	$0	$1,046
Materials	0	1,547	0	1,547
Bermuda
Energy	0	1,027	0	1,027
Brazil
Energy	2,802	0	0	2,802
Canada
Energy	700	0	0	700
China
Consumer Discretionary	2,033	0	0	2,033
Consumer Staples	0	1,069	0	1,069
Energy	0	1,327	0	1,327
Financials	0	8,636	0	8,636
Information Technology	2,118	0	0	2,118
Materials	0	1,161	0	1,161
Colombia
Energy	1,354	0	0	1,354
Czech Republic
Utilities	0	2,327	0	2,327
Germany
Materials	0	1,019	0	1,019
Hong Kong
Consumer Discretionary	1,065	0	0	1,065
Energy	0	4,300	0	4,300
Financials	0	2,774	0	2,774
Industrials	0	2,195	0	2,195
Information Technology	0	691	0	691
Indonesia
Consumer Staples	0	1,138	0	1,138
Financials	0	1,351	0	1,351
Kazakhstan
Energy	2,036	0	0	2,036
Malaysia
Materials	1,197	0	0	1,197
Peru
Financials	1,337	0	0	1,337
Philippines
Utilities	0	1,958	0	1,958
Poland
Financials	0	2,389	0	2,389

Russia
Consumer Discretionary	1,038	0	0	1,038
Energy	5,083	0	0	5,083
Industrials	1,095	0	0	1,095
Materials	4,929	0	0	4,929
Telecommunication Services	1,169	0	0	1,169
Singapore
Energy	0	1,044	0	1,044
South Korea
Consumer Discretionary	0	3,497	0	3,497
Financials	0	1,446	0	1,446
Industrials	0	2,314	0	2,314
Information Technology	0	3,720	0	3,720
Materials	0	1,800	0	1,800
Switzerland
Materials	0	1,027	0	1,027
Taiwan
Information Technology	0	4,456	0	4,456
Thailand
Energy	1,377	0	0	1,377
Financials	0	1,060	0	1,060
Turkey
Telecommunication Services	0	1,164	0	1,164
United Kingdom
Consumer Staples	0	2,092	0	2,092
Energy	0	1,364	0	1,364
Financials	0	2,057	0	2,057
Materials	0	1,203	0	1,203
Equity-Linked Securities
India	1,485	5,475	0	6,960
Exchange-Traded Funds	2,805	0	0	2,805
Mutual Funds	3,488	0	0	3,488
Preferred Stocks
South Korea
Information Technology	0	6,124	0	6,124
Short-Term Instruments
Repurchase Agreements	0	53,300	0	53,300
U.S. Treasury Bills	0	80,977	0	80,977
PIMCO Short-Term Floating NAV Portfolio	900	0	0	900

	$38,011	$210,075	$0	$248,086

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	207	0	207
Foreign Exchange Contracts	0	102	0	102
	$0	$309	$0	$309

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(11)	(59)	0	(70)
Foreign Exchange Contracts	0	(10)	0	(10)

	$(11)	$(69)	$0	$(80)

Totals	$38,000	$210,315	$0	$248,315

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of Derivatives	Collateral (Received)/Pledged	Net Derivative Exposures (1)
BCLY	$0	$0	$0
BNP	6	0	6
CITI	150	0	150
CSFB	6	0	6
GSC	52	0	52
HSBC	19	0	19
MLP	5	0	5
MSC	2	0	2

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Accompanying Notes

Schedule of Investments

PIMCO EqS Pathfinder FundTM

March 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 79.3%
AUSTRALIA 0.2%
FINANCIALS 0.2%
Tower Australia Group Ltd.	702,782	$2,871

Total Australia		2,871

BERMUDA 5.0%
ENERGY 2.4%
North Atlantic Drilling Ltd. (a)	4,764,493	8,572
Seadrill Ltd.	568,542	20,555

		29,127

FINANCIALS 2.6%
Hiscox Ltd.	1,815,812	10,974
Lancashire Holdings Ltd.	2,080,865	19,887

		30,861

Total Bermuda		59,988

DENMARK 2.9%
CONSUMER STAPLES 1.8%
Carlsberg A/S	200,354	21,545

FINANCIALS 1.1%
Jyske Bank A/S (a)	287,099	12,759

Total Denmark		34,304

FAEROE ISLANDS 1.1%
CONSUMER STAPLES 0.6%
Bakkafrost P/F	756,711	7,320

FINANCIALS 0.5%
BankNordik P/F	236,546	5,710

Total Faeroe Islands		13,030

FRANCE 11.0%
CONSUMER DISCRETIONARY 2.1%
Eutelsat Communications S.A.	442,323	17,648
JC Decaux S.A. (a)	210,483	7,059

		24,707

CONSUMER STAPLES 5.3%
Danone	575,053	37,530
L’Oreal S.A.	73,923	8,613
Pernod-Ricard S.A.	182,899	17,077

		63,220

ENERGY 2.1%
Bourbon S.A.	193,941	9,163
Total S.A.	252,622	15,393

		24,556

FINANCIALS 0.4%
BNP Paribas	70,181	5,131

INDUSTRIALS 1.1%
Teleperformance	357,459	13,474

Total France		131,088

GERMANY 3.1%
FINANCIALS 0.8%
Deutsche Boerse AG	126,361	9,566

HEALTH CARE 0.7%
Rhoen Klinikum AG	369,708	8,016

INDUSTRIALS 0.4%
Kloeckner & Co. SE (a)	160,877	5,343

UTILITIES 1.2%
E.ON AG	459,844	13,984

Total Germany		36,909

GUERNSEY, CHANNEL ISLANDS 1.3%
FINANCIALS 1.3%
Resolution Ltd.	3,220,744	15,273

Total Guernsey, Channel Islands		15,273

HONG KONG 3.0%
FINANCIALS 2.6%
AIA Group Ltd. (a)	7,570,400	23,304
First Pacific Co. Ltd.	7,926,000	7,098

		30,402

INDUSTRIALS 0.4%
Jardine Matheson
Holdings Ltd.	59,700	2,659
Jardine Strategic
Holdings Ltd.	94,500	2,524

		5,183

Total Hong Kong		35,585

JAPAN 1.4%
INFORMATION TECHNOLOGY 1.4%
Nintendo Co. Ltd.	59,900	16,287

Total Japan		16,287

NETHERLANDS 6.2%
CONSUMER STAPLES 1.8%
CSM	604,995	21,379

ENERGY 0.8%
Royal Dutch Shell PLC ‘A’	271,549	9,850

FINANCIALS 1.1%
ING Groep NV (a)	1,013,884	12,870

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	144,849	7,132

TELECOMMUNICATION SERVICES 1.9%
Koninklijke KPN NV	1,363,574	23,252

Total Netherlands		74,483

NORWAY 1.8%
CONSUMER STAPLES 1.0%
Marine Harvest ASA	10,015,513	12,431

INDUSTRIALS 0.8%
Orkla ASA	921,654	8,928

Total Norway		21,359

SINGAPORE 1.0%
FINANCIALS 0.1%
Great Eastern Holdings Ltd.	85,220	1,029

INDUSTRIALS 0.9%
Keppel Corp. Ltd.	1,077,000	10,507

Total Singapore		11,536

SOUTH KOREA 0.5%
CONSUMER DISCRETIONARY 0.5%
GS Home Shopping, Inc.	49,065	6,108

Total South Korea		6,108

SWEDEN 0.8%
INDUSTRIALS 0.8%
Loomis AB	618,687	9,796

Total Sweden		9,796

SWITZERLAND 6.1%
CONSUMER STAPLES 1.2%
Nestle S.A.	249,523	14,289

FINANCIALS 1.8%
UBS AG (a)	670,765	12,067
Zurich Financial
Services AG	35,855	10,023

		22,090

HEALTH CARE 1.9%
Alcon, Inc.	73,697	12,197
Roche Holding AG	70,490	10,064

		22,261

INDUSTRIALS 0.7%
Schindler Holding AG	69,455	8,387

MATERIALS 0.5%
Sika AG	2,536	6,094

Total Switzerland		73,121

UNITED KINGDOM 12.0%
CONSUMER DISCRETIONARY 0.5%
British Sky Broadcasting Group PLC	478,702	6,336

CONSUMER STAPLES 6.6%
British American Tobacco PLC	842,827	33,796
Imperial Tobacco Group PLC	1,055,961	32,583
Reckitt Benckiser Group PLC	234,482	12,036

		78,415

ENERGY 1.4%
BP PLC	2,217,720	16,294

FINANCIALS 3.5%
Barclays PLC	3,094,990	13,896
HSBC Holdings PLC	556,783	5,751
Lloyds Banking Group PLC (a)	15,287,567	14,205
Man Group PLC	2,141,836	8,440

		42,292

Total United Kingdom		143,337

UNITED STATES 21.9%
CONSUMER STAPLES 6.0%
Altria Group, Inc.	463,880	12,075
CVS Caremark Corp.	316,854	10,874
Lorillard, Inc.	227,490	21,614
Philip Morris International, Inc.	172,495	11,321
Reynolds American, Inc.	277,700	9,867
Wal-Mart Stores, Inc.	109,483	5,699

		71,450

ENERGY 1.8%
Massey Energy Co.	86,334	5,902
Pride International, Inc. (a)	370,258	15,903

		21,805

FINANCIALS 9.6%
Alleghany Corp. (a)	35,262	11,671
BankUnited, Inc.	452,885	13,002
Berkshire Hathaway, Inc. ‘B’ (a)	197,576	16,523
Capitol Federal Financial, Inc.	139,583	1,573
CBOE Holdings, Inc.	487,063	14,110
Marshall & Ilsley Corp.	1,019,350	8,145
Northwest Bancshares, Inc.	697,081	8,741
NYSE Euronext	275,390	9,685
People’s United Financial, Inc.	667,234	8,394
Washington Federal, Inc.	506,818	8,788
White Mountains Insurance Group Ltd.	38,354	13,969

		114,601

HEALTH CARE 1.0%
Genzyme Corp. (a)	83,953	6,393
Pfizer, Inc.	241,373	4,902

		11,295

INDUSTRIALS 0.3%
3M Co.	42,430	3,967

INFORMATION TECHNOLOGY 3.2%
Dell, Inc. (a)	569,539	8,264
Intel Corp.	271,377	5,474
Microsoft Corp.	883,790	22,413
SunPower Corp. (a)	156,770	2,613

		38,764

Total United States		261,882

Total Common Stocks (Cost $838,466)		946,957

	UNITS
EQUITY-LINKED SECURITIES 1.4%
INDIA 1.4%
Morgan Stanley
BV Carrefour S.A. Exp. 03/23/2012	371,568	16,451

Total Equity-Linked Securities (Cost $16,790)		16,451

	SHARES
EXCHANGE-TRADED FUNDS 3.8%
SPDR Gold Trust (a)	321,363	44,933

Total Exchange-Traded Funds (Cost $39,281)		44,933

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi-Aventis S.A.- Exp. 12/31/2020 (a)	333,735	824

Total Rights (Cost $824)		824

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.9%
CERTIFICATES OF DEPOSIT 0.8%
BNP Paribas
0.660% due 03/02/2012	9,670	9,681

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2011	1,050	1,050

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,075. Repurchase proceeds are $1,050.)
U.S. TREASURY BILLS 0.4%
0.153% due 08/11/2011 - 09/22/2011 (b)(d)	5,052	5,049

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.6%
	16,183,690	162,128

Total Short-Term Instruments (Cost $177,884)		177,908

PURCHASED OPTIONS (f) 0.1%
(Cost $2,501)		1,885

Total Investments 99.6% (Cost $1,075,746)		$1,188,958
Written Options (g) (0.2%) (Premiums $1,452)		(1,975)
Other Assets and Liabilities (Net) 0.6%		6,556

Net Assets 100.0%		$1,193,539

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $4,308 have been pledged as collateral as of March 31, 2011 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Cash of $22,672 have been pledged as collateral for securities sold short as of March 31, 2011.

(f)	Purchased options outstanding on March 31, 2011:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.205	03/13/2012	EUR	74,900	$1,544	$1,066

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - CBOT Genzyme Corp.	$75.000	07/16/2011	$537	$849	$717
Put - CBOT Novartis AG ADR	57.500	04/16/2011	31	108	102

				$957	$819

(g)	Written options outstanding on March 31, 2011:

Options on Securities

Description	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Carrefour S.A.	EUR	30.000	07/15/2011	EUR	186	$508	$(644)
Call - OTC Danone		42.000	05/20/2011		89	167	(402)
Call - OTC E.ON AG		21.000	05/20/2011		178	120	(98)
Put - OTC Lloyds Banking Group PLC	GBP	0.535	06/17/2011	GBP	2,041	56	(47)
Call - OTC L’Oreal S.A.	EUR	76.000	05/20/2011	EUR	24	111	(227)
Call - OTC Total S.A.		40.000	06/17/2011		93	236	(447)
Put - OTC Zurich Financial Services AG	CHF	230.907	06/15/2011	CHF	18	254	(110)

						$1,452	$(1,975)

(h)	Short sales outstanding on March 31, 2011:

Description	Shares	Proceeds	Market Value
Alpha Natural Resources, Inc.	88,493	$4,899	$(5,254)
Bank of Montreal	128,131	7,544	(8,326)
SunPower Corp.	156,770	2,472	(2,687)

		$14,915	$(16,267)

(i)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,779	04/2011	BNP	$195	$0	$195
Sell		39,569	04/2011	BOA	0	(249)	(249)
Buy		33,466	04/2011	CSFB	671	0	671
Sell		274	04/2011	DUB	0	(15)	(15)
Sell		2,402	04/2011	RBC	0	(93)	(93)
Buy		39,569	05/2011	BOA	249	0	249
Buy	CAD	11,525	04/2011	BNP	147	0	147
Buy		47,496	04/2011	BOA	232	0	232
Sell		62,119	04/2011	CITI	0	(100)	(100)
Buy		3,098	04/2011	UBS	37	0	37
Buy		62,119	05/2011	CITI	100	0	100
Sell	CHF	960	04/2011	BCLY	0	(7)	(7)
Buy		16,820	04/2011	BNP	10	0	10
Sell		1,468	04/2011	BNP	19	0	19
Sell		38,645	04/2011	CSFB	3	(469)	(466)
Sell		138	04/2011	DUB	3	0	3
Sell		1,787	04/2011	RBC	39	0	39
Buy		26,178	04/2011	UBS	14	0	14
Sell		17,015	05/2011	BNP	0	(10)	(10)
Sell		438	05/2011	CITI	0	(1)	(1)
Sell		666	05/2011	UBS	2	0	2
Sell	DKK	3,246	04/2011	BCLY	0	(8)	(8)
Sell		2,627	04/2011	BNP	0	(4)	(4)
Sell		163,059	04/2011	BOA	0	(849)	(849)
Buy		210,165	04/2011	CITI	142	0	142
Sell		11,879	04/2011	CITI	0	(25)	(25)
Sell		2,915	04/2011	CSFB	1	0	1
Sell		1,117	04/2011	DUB	0	(3)	(3)
Sell		6,966	04/2011	RBC	0	0	0
Sell		9,253	04/2011	RBS	0	(37)	(37)
Sell		9,103	04/2011	UBS	0	(12)	(12)
Sell		210,165	05/2011	CITI	0	(142)	(142)
Buy	EUR	23,589	04/2011	BCLY	104	0	104
Sell		2,146	04/2011	BCLY	0	(40)	(40)
Sell		1,384	04/2011	BNP	0	(8)	(8)
Sell		5,538	04/2011	CITI	0	(105)	(105)
Sell		7,120	04/2011	CSFB	0	(56)	(56)
Buy		2,499	04/2011	DUB	96	0	96
Sell		18,803	04/2011	DUB	0	(640)	(640)
Buy		23,588	04/2011	GSC	90	0	90
Sell		17,797	04/2011	HSBC	0	(635)	(635)
Buy		23,589	04/2011	JPM	97	0	97
Sell		1,160	04/2011	MSC	0	(22)	(22)
Sell		23,218	04/2011	RBC	1	(35)	(34)
Sell		21,488	04/2011	RBS	0	(805)	(805)
Buy		25,389	04/2011	UBS	243	0	243
Sell		23,589	05/2011	BCLY	0	(103)	(103)
Sell		12,019	05/2011	BNP	0	(114)	(114)
Sell		23,588	05/2011	GSC	0	(89)	(89)
Sell		23,589	05/2011	JPM	0	(96)	(96)
Buy	GBP	66,227	04/2011	BCLY	66	0	66
Sell		23,445	04/2011	BCLY	475	0	475
Sell		3,403	04/2011	BNP	46	0	46
Sell		653	04/2011	BOA	0	0	0
Sell		5,772	04/2011	CITI	32	0	32
Sell		4,669	04/2011	CSFB	0	(13)	(13)
Sell		774	04/2011	DUB	7	0	7

Buy		1,253	04/2011	MSC	0	(27)	(27)
Buy		733	04/2011	RBC	3	0	3
Sell		5,859	04/2011	RBC	68	(10)	58
Sell		727	04/2011	RBS	1	0	1
Sell		22,911	04/2011	UBS	616	(1)	615
Sell		66,227	05/2011	BCLY	0	(66)	(66)
Buy	JPY	818,076	04/2011	BNP	0	(284)	(284)
Sell		8,819	04/2011	DUB	6	0	6
Buy		5,690,487	04/2011	JPM	0	(1,057)	(1,057)
Sell		91,881	04/2011	RBC	39	0	39
Sell		6,407,863	04/2011	RBS	185	0	185
Buy		6,188,261	05/2011	RBS	0	(144)	(144)
Sell	NOK	573	04/2011	BCLY	0	(1)	(1)
Sell		825	04/2011	BNP	0	(1)	(1)
Sell		116,347	04/2011	BOA	0	(334)	(334)
Buy		100,729	04/2011	CITI	138	0	138
Sell		535	04/2011	CITI	0	(2)	(2)
Sell		20,799	04/2011	CSFB	0	(37)	(37)
Sell		153	04/2011	DUB	0	(1)	(1)
Buy		13,713	04/2011	MSC	23	0	23
Sell		8,393	04/2011	RBC	0	(28)	(28)
Sell		2,185	04/2011	RBS	0	(7)	(7)
Buy		39,377	04/2011	UBS	95	0	95
Sell		4,009	04/2011	UBS	0	(10)	(10)
Sell		470	05/2011	BNP	0	(1)	(1)
Sell		101,199	05/2011	CITI	0	(138)	(138)
Sell		969	05/2011	UBS	0	0	0
Sell	PLN	2,574	08/2011	BCLY	0	(23)	(23)
Buy	SEK	24,655	04/2011	BOA	26	0	26
Sell		46	04/2011	BOA	0	0	0
Sell		47,064	04/2011	CITI	0	(12)	(12)
Sell		2,294	04/2011	DUB	0	(6)	(6)
Sell		769	04/2011	RBC	0	0	0
Sell		549	04/2011	RBS	0	(2)	(2)
Buy		27,218	04/2011	UBS	46	0	46
Sell		1,151	04/2011	UBS	0	(1)	(1)
Buy		47,064	05/2011	CITI	11	0	11
Sell	SGD	4,340	05/2011	DUB	0	(64)	(64)

					$4,378	$(7,042)	$(2,664)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Common Stocks
Australia
Financials	$0	$2,871	$0	$2,871
Bermuda
Energy	8,572	20,555	0	29,127
Financials	0	30,861	0	30,861
Denmark
Consumer Staples	0	21,545	0	21,545
Financials	0	12,759	0	12,759
Faeroe Islands
Consumer Staples	7,320	0	0	7,320
Financials	5,710	0	0	5,710
France
Consumer Discretionary	0	24,707	0	24,707
Consumer Staples	0	63,220	0	63,220
Energy	0	24,556	0	24,556
Financials	0	5,131	0	5,131

Industrials	0	13,474	0	13,474
Germany
Financials	0	9,566	0	9,566
Health Care	8,016	0	0	8,016
Industrials	0	5,343	0	5,343
Utilities	0	13,984	0	13,984
Guernsey, Channel Islands
Financials	0	15,273	0	15,273
Hong Kong
Financials	0	30,402	0	30,402
Industrials	0	5,183	0	5,183
Japan
Information Technology	0	16,287	0	16,287
Netherlands
Consumer Staples	0	21,379	0	21,379
Energy	0	9,850	0	9,850
Financials	0	12,870	0	12,870
Information Technology	0	7,132	0	7,132
Telecommunication Services	0	23,252	0	23,252
Norway
Consumer Staples	0	12,431	0	12,431
Industrials	0	8,928	0	8,928
Singapore
Financials	0	1,029	0	1,029
Industrials	0	10,507	0	10,507
South Korea
Consumer Discretionary	0	6,108	0	6,108
Sweden
Industrials	0	9,796	0	9,796
Switzerland
Consumer Staples	0	14,289	0	14,289
Financials	0	22,090	0	22,090
Health Care	12,197	10,064	0	22,261
Industrials	0	8,387	0	8,387
Materials	0	6,094	0	6,094
United Kingdom
Consumer Discretionary	6,336	0	0	6,336
Consumer Staples	0	78,415	0	78,415
Energy	0	16,294	0	16,294
Financials	0	42,292	0	42,292
United States
Consumer Staples	71,450	0	0	71,450
Energy	21,805	0	0	21,805
Financials	114,601	0	0	114,601
Health Care	11,295	0	0	11,295
Industrials	3,967	0	0	3,967
Information Technology	38,764	0	0	38,764
Equity-Linked Securities
India	0	16,451	0	16,451
Exchange-Traded Funds	44,933	0	0	44,933
Rights
France
Health Care	0	824	0	824
Short-Term Instruments
Certificates of Deposit	0	9,681	0	9,681
Repurchase Agreements	0	1,050	0	1,050
U.S. Treasury Bills	0	5,049	0	5,049
PIMCO Short-Term Floating NAV Portfolio	162,128	0	0	162,128
Purchased Options
Equity Contracts	102	717	0	819
Foreign Currency Contracts		1,066		1,066
	$517,196	$671,762	$0	$1,188,958

Short Sales, at value	$(16,267)	$0	$0	$(16,267)

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	4,378	0	4,378
Financial Derivative Instruments (7) - Liabilities
Equity Contracts	0	(1,975)	0	(1,975)
Foreign Exchange Contracts	0	(7,042)	0	(7,042)
	$0	$(9,017)	$0	$(9,017)

Totals	$500,929	$667,123	$0	$1,168,052

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$397	$(570)	$(173)
BNP	(5)	0	(5)
BOA	141	(330)	(189)
CITI	(102)	51	(51)
CSFB	100	0	100
DUB	(617)	450	(167)
GSC	(156)	260	104
HSBC	(635)	570	(65)
JPM	(1,056)	819	(237)
MSC	(1,844)	1,359	(485)
RBC	(16)	0	(16)
RBS	(809)	800	(9)
UBS	1,029	(690)	339

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Accompanying Notes

1. Federal Income Tax Matters

As of March 31, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO EqS Emerging Markets Fund	$1,217	$(473)	$744
PIMCO EqS Pathfinder FundTM	121,388	(8,176)	113,212

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	THB	Thai Baht
EUR	Euro	MXN	Mexican Peso	TRY	Turkish New Lira
GBP	British Pound	NOK	Norwegian Krone	USD	United States Dollar
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Other Abbreviations:
SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	May 20, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 20, 2011